Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net

	As of December 31,
(In millions)	2017	2016
Land and land improvements	$4,930	$3,584
Buildings, riverboats, and leasehold improvements	11,751	4,149
Furniture, fixtures, and equipment	1,277	1,346
Construction in progress	329	55
Total property and equipment	18,287	9,134
Less: accumulated depreciation	(2,133)	(1,688)
Total property and equipment, net	$16,154	$7,446

Capital lease assets, net book value (1)	$—	$7

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(1)	Included in furniture, fixtures, and equipment above.

Depreciation Expense and Other Amortization Expense
Depreciation Expense and Other Amortization Expense

	Years Ended December 31,
(In millions)	2017	2016	2015
Depreciation expense (1)	$555	$369	$301
Other amortization expense	4	5	8

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(1)
Depreciation expense for 2017 includes accelerated depreciation of $80 million due to asset removal and replacement in connection with property renovations primarily at Flamingo Las Vegas, Bally’s Las Vegas, Harrah’s Las Vegas, Harrah’s Laughlin, Planet Hollywood and Harrah’s New Orleans compared with $55 million in 2016 primarily at Planet Hollywood, Paris Las Vegas, Harrah’s Las Vegas and Flamingo Las Vegas and $6 million in 2015 primarily at Harrah’s Las Vegas.